Investment in Equity-Accounted Associate (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Investment in Equity-Accounted Associate [Line Items]
Impairment loss		$ 279,386
EV Resources GmbH [Member]
Investment in Equity-Accounted Associate [Line Items]
Interest percentage	[1]	20.00%	20.00%
Impairment loss

[1]	The Group holds a 20% interest in EV Resources GmbH, the holder of the Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.